Initial Public Offering (Details) - USD ($)				1 Months Ended	6 Months Ended
	Mar. 10, 2021	Mar. 05, 2021	Dec. 31, 2020	Mar. 10, 2021	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Sale of share units (in Shares)			843,750
Proposed public offering description			Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant. Each whole warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment. The warrants will become exercisable on the later of 30 days after the completion of the initial Business Combination or 12 months from the closing of the Proposed Public Offering, and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.
Price per share			$ 10.00
Warrants exercisable description					The warrants will become exercisable on the later of 30 days after the completion of the initial Business Combination or 12 months from the closing of the IPO, and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.
Net proceeds (in Dollars)					$ 249,740,258
Over funded value (in Dollars)	$ 1,000
Aggregate gross proceeds, percentage					50.00%
Percentage of market value					115.00%
Newly issued price					$ 10.00
Trigger price					18.00
Price per share					10.00
Ordinary per share price					$ 18.00
Percentage of market value					100.00%
Percentage of newly issued price					180.00%
Warrant redemption, description					Redemptions of warrants for cash when the price per Class A ordinary share equals or exceeds $18.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the last reported sales price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of the redemption to the warrant holders (the “Reference Value”).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of share units (in Shares)			22,500,000		22,500,000
Underwriters over-allotment option exercised shares (in Shares)			25,875,000
Price per unit			$ 10.00		$ 10.00
Price per share	$ 10.00	$ 10.00		$ 10.00
Share issued (in Shares)		22,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Price per unit	$ 10.00			$ 10.00
Share issued (in Shares)				2,983,700
Net proceeds (in Dollars)				$ 254,837,000
Business Combination [Member]
Initial Public Offering (Details) [Line Items]
Price per share					9.20
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Price per share			11.50		$ 11.50
Warrant redemption, description					Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the “fair market value” (as defined below) of the Class A ordinary shares;• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $10.00 per public share (as adjusted per share subdivisions, share dividends, reorganizations, recapitalizations and the like) on the trading day before the Company sends the notice of redemption to the warrant holders; and• if the Reference Value is less than $18.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding public warrants, as described above.
Warrants per share price			$ 0.361		$ 0.361
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Price per share					$ 11.50